Financial risk management - Summary of Expected Loss by Post-Model Adjustments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 1,744,415	S/ 2,367,357
Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,575,819	2,186,761
Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	168,596	180,596
Commercial loans
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	189,557	296,252
Commercial loans | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	189,557	278,145
Commercial loans | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		18,107
Consumer
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,372,857	1,862,382
Consumer | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,218,011	1,709,256
Consumer | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	154,846	153,126
Mortgage loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	93,797	87,195
Mortgage loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	80,047	84,731
Mortgage loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	13,750	2,464
Small and micro-business loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	88,204	121,528
Small and micro-business loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 88,204	114,629
Small and micro-business loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		S/ 6,899